Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue

Revenue consist of the following:

	For the year ended December 31,
	2024	2023	2022
Sales of food, beverage and packaged products by Company owned and operated stores	1,188,292,854	1,389,640,747	938,096,823
Franchise fees	24,214,820	15,443,024	4,537,599
Revenues from other franchise support activities	149,457,775	66,878,149	18,965,417
Revenues from wholesale activities	20,585,161	27,204,236	6,533,166
Revenue from e-commerce sales	808,861	59,067,398	41,635,451
Revenues from other activities	7,798,340	1,772,253	1,295,310

Total revenues	1,391,157,811	1,560,005,807	1,011,063,766